Fair Value Measurements (Tables)	12 Months Ended
Jul. 31, 2025
Fair Value Disclosures [Abstract]
Financial assets and liabilities measured at fair value on recurring basis
The following table summarizes financial assets that we measured at fair value on a recurring basis at the dates indicated, classified in accordance with the fair value hierarchy described above.

	At July 31, 2025			At July 31, 2024
(In millions)	Level 1	Level 2	Total Fair Value	Level 1	Level 2	Total Fair Value
Assets:
Cash equivalents, primarily money market funds	$1,790	$—	$1,790	$2,538	$—	$2,538
Available-for-sale debt securities:
Corporate notes	—	502	502	—	456	456
U.S. agency securities	—	1,316	1,316	—	159	159
Total available-for-sale debt securities	—	1,818	1,818	—	615	615
Total assets measured at fair value on a recurring basis	$1,790	$1,818	$3,608	$2,538	$615	$3,153

Cash equivalents and available-for-sale debt and equity securities by balance sheet classification and level in the fair value hierarchy
The following table summarizes our cash equivalents and available-for-sale debt securities by balance sheet classification and level in the fair value hierarchy at the dates indicated:

	At July 31, 2025			At July 31, 2024
(In millions)	Level 1	Level 2	Total Fair Value	Level 1	Level 2	Total Fair Value
Cash equivalents:
In cash and cash equivalents	$1,790	$—	$1,790	$2,538	$—	$2,538
Available-for-sale debt securities:
In investments	$—	$1,668	$1,668	$—	$465	$465
In funds receivable and amounts held for customers	—	150	150	—	150	150
Total available-for-sale debt securities	$—	$1,818	$1,818	$—	$615	$615

Equity Securities without Readily Determinable Fair Value
The following table summarizes the adjustments to the carrying value of our long-term investments.

	July 31,
(In millions)	2025	2024	2023
Upward adjustments	$11	$4	$—
Downward adjustments, including impairments	(51)	(2)	(6)
Net adjustments	$(40)	$2	$(6)